Accumulated Other Comprehensive Income (Loss) - Changes in OCI Components Before- and After-tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, after Tax
Net changer, after Tax	$ 4,621	$ (8,166)	$ 1,802
Derivatives, before Tax
Net change in fair value, before Tax	195	156	430
Net realized losses reclassified into earnings, before Tax	760	773	1,035
Net change, before Tax	955	929	1,465
Derivatives, Tax
Net change in fair value, Tax	(54)	(51)	(166)
Net realized losses reclassified into earnings, Tax	(285)	(286)	(383)
Net change, Tax	(339)	(337)	(549)
Derivatives, after Tax
Net change in fair value, after Tax	141	105	264
Net realized losses reclassified into earnings, after Tax	475	487	652
Net change, after Tax	616	592	916
Employee benefit plans, before Tax
Net increase in fair value, before tax	(1,629)	2,985	(1,891)
Net realized losses reclassified into earnings, before Tax	55	237	490
Settlements and curtailments, before Tax	(1)	46	1,378
Net change, before Tax	(1,575)	3,268	(23)
Employee benefit plans, Tax
Net increase in fair value, tax	614	(1,128)	660
Net realized losses reclassified into earnings, Tax	(23)	(79)	(192)
Settlements and curtailments, Tax	41	(12)	(510)
Net change, Tax	632	(1,219)	(42)
Employee benefit plans, after Tax
Net increase in fair value, after tax	(1,015)	1,857	(1,231)
Net realized losses reclassified into earnings, after Tax	32	158	298
Settlements and curtailments, after Tax	40	34	868
Net change, after Tax	(943)	2,049	(65)
Foreign currency, before Tax
Net increase (decrease) in fair value, before Tax	714	244	(226)
Net realized (gains) losses reclassified into earnings, before Tax	20	138	(30)
Net change, before tax	734	382	(256)
Foreign currency, Tax
Net increase (decrease) in fair value, Tax	(879)	(384)	233
Net realized losses reclassified into earnings, Tax	(12)	(133)	10
Net change, Tax	(891)	(517)	243
Foreign currency, after Tax
Net increase (decrease) in fair value, after Tax	(165)	(140)	7
Net realized losses reclassified into earnings, after Tax	8	5	(20)
Net change, after tax	(157)	(135)	(13)
Other comprehensive income (loss), net-of-tax:
Other Comprehensive Income (Loss), before Tax	7,508	(8,400)	3,982
Other comprehensive income (loss), tax	(3,371)	2,740	(1,342)
Other comprehensive income (loss)	4,137	(5,660)	2,640
Debt securities
Available-for-sale Securities, before Tax
Net change in fair value, before Tax	8,698	(10,989)	3,676
Net realized gains reclassified into earnings, before Tax	(1,338)	(1,251)	(1,609)
Net change, before Tax	7,360	(12,240)	2,067
Available-for-sale Securities, Tax
Net change in fair value, Tax	(3,268)	4,077	(1,319)
Net realized gains reclassified into earnings, Tax	508	463	595
Net change, Tax	(2,760)	4,540	(724)
Available-for-sale Securities, after Tax
Net change in fair value, after Tax	5,430	(6,912)	2,357
Net realized gains reclassified into earnings, after Tax	(830)	(788)	(1,014)
Net changer, after Tax	4,600	(7,700)	1,343
Equity securities
Available-for-sale Securities, before Tax
Net change in fair value, before Tax	34	32	748
Net realized gains reclassified into earnings, before Tax	0	(771)	(19)
Net change, before Tax	34	(739)	729
Available-for-sale Securities, Tax
Net change in fair value, Tax	(13)	(12)	(277)
Net realized gains reclassified into earnings, Tax	0	285	7
Net change, Tax	(13)	273	(270)
Available-for-sale Securities, after Tax
Net change in fair value, after Tax	21	20	471
Net realized gains reclassified into earnings, after Tax	0	(486)	(12)
Net changer, after Tax	$ 21	$ (466)	$ 459